UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3587

Fidelity Financial Trust
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Convertible Securities Fund

August 31, 2015

1.805819.111
CVS-QTLY-1015

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Convertible Bonds - 34.7%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.4%
Diversified Consumer Services - 0.2%
Carriage Services, Inc. 2.75% 3/15/21	$3,160	$3,648
Household Durables - 2.2%
K. Hovnanian Enterprises, Inc. 6% 12/1/17	4,483	3,937
Lennar Corp. 3.25% 11/15/21 (a)	20,630	44,703
		48,640

TOTAL CONSUMER DISCRETIONARY		52,288

ENERGY - 6.4%
Energy Equipment & Services - 0.8%
SEACOR Holdings, Inc. 3% 11/15/28	7,000	5,635
Vantage Drilling Co. 5.5% 7/15/43 (a)	20,000	11,588
		17,223
Oil, Gas & Consumable Fuels - 5.6%
Chesapeake Energy Corp. 2.5% 5/15/37	10,545	9,187
Clean Energy Fuels Corp. 5.25% 10/1/18 (a)	10,000	6,938
Cobalt International Energy, Inc. 2.625% 12/1/19	55,920	40,193
Peabody Energy Corp. 4.75% 12/15/41	103,850	15,123
Scorpio Tankers, Inc. 2.375% 7/1/19 (a)	25,710	26,465
Whiting Petroleum Corp. 1.25% 4/1/20 (a)	25,000	21,109
		119,015

TOTAL ENERGY		136,238

FINANCIALS - 1.1%
Insurance - 0.9%
FNF Group 4.25% 8/15/18	10,000	19,931
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. 2% 4/1/20	2,000	3,160

TOTAL FINANCIALS		23,091

HEALTH CARE - 7.9%
Biotechnology - 0.8%
Orexigen Therapeutics, Inc. 2.75% 12/1/20	10,000	7,619
Spectrum Pharmaceuticals, Inc. 2.75% 12/15/18	10,000	9,613
		17,232
Health Care Equipment & Supplies - 3.2%
Alere, Inc. 3% 5/15/16	31,000	37,878
Hologic, Inc. 2% 3/1/42 (b)	22,716	30,368
		68,246
Health Care Providers & Services - 1.4%
Molina Healthcare, Inc. 1.125% 1/15/20	15,000	28,369
Omnicare, Inc. 3.25% 12/15/35	2,086	2,670
		31,039
Pharmaceuticals - 2.5%
Akorn, Inc. 3.5% 6/1/16	5,000	22,659
Horizon Pharma Investment Ltd. 2.5% 3/15/22 (a)	10,000	12,356
Isis Pharmaceuticals, Inc. 2.75% 10/1/19	6,000	18,180
		53,195

TOTAL HEALTH CARE		169,712

INDUSTRIALS - 1.9%
Electrical Equipment - 0.5%
General Cable Corp. 4.5% 11/15/29 (b)	14,800	10,490
Machinery - 1.4%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (a)	5,500	4,773
2.375% 5/15/26	8,000	6,943
Trinity Industries, Inc. 3.875% 6/1/36	15,000	19,200
		30,916

TOTAL INDUSTRIALS		41,406

INFORMATION TECHNOLOGY - 14.7%
Communications Equipment - 1.1%
Brocade Communications Systems, Inc. 1.375% 1/1/20 (a)	8,710	8,623
InterDigital, Inc. 1.5% 3/1/20 (a)	5,650	5,428
JDS Uniphase Corp. 0.625% 8/15/33	10,000	9,231
		23,282
Electronic Equipment & Components - 0.5%
Vishay Intertechnology, Inc.:
2.25% 11/15/40	7,000	5,779
2.25% 5/15/41	7,000	4,673
		10,452
Internet Software & Services - 4.9%
Monster Worldwide, Inc. 3.5% 10/15/19 (a)	10,000	15,075
Twitter, Inc. 1% 9/15/21 (a)	30,000	25,556
VeriSign, Inc. 3.25% 8/15/37 (c)	15,000	30,675
Web.com Group, Inc. 1% 8/15/18	5,000	4,703
WebMD Health Corp.:
2.25% 3/31/16	10,000	9,981
2.5% 1/31/18	20,000	20,050
		106,040
Semiconductors & Semiconductor Equipment - 6.7%
GT Advanced Technologies, Inc.:
3% 10/1/17 (d)	10,000	2,500
3% 12/15/20 (d)	23,000	5,750
Microchip Technology, Inc. 1.625% 2/15/25 (a)	35,000	32,813
Micron Technology, Inc. 3.125% 5/1/32	12,090	21,543
Novellus Systems, Inc. 2.625% 5/15/41	20,000	42,900
ON Semiconductor Corp. 2.625% 12/15/26	27,012	30,405
Rambus, Inc. 1.125% 8/15/18	5,500	6,909
		142,820
Software - 1.5%
Nuance Communications, Inc. 2.75% 11/1/31	32,000	32,160

TOTAL INFORMATION TECHNOLOGY		314,754

MATERIALS - 0.3%
Chemicals - 0.1%
RPM International, Inc. 2.25% 12/15/20	1,950	2,185
Metals & Mining - 0.2%
Horsehead Holding Corp. 3.8% 7/1/17	5,000	4,382

TOTAL MATERIALS		6,567

TOTAL CONVERTIBLE BONDS
(Cost $740,395)		744,056
	Shares	Value (000s)

Common Stocks - 31.6%
CONSUMER DISCRETIONARY - 14.1%
Automobiles - 9.0%
Ford Motor Co.	7,701,262	106,817
General Motors Co.	2,926,368	86,152
		192,969
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (e)(f)	686	8
Hotels, Restaurants & Leisure - 2.9%
MGM Mirage, Inc. (e)	3,030,266	61,908
Media - 2.2%
Interpublic Group of Companies, Inc.	778,966	14,707
Liberty LiLAC Group:
Class A (e)	110,641	5,324
Class A (e)	5,532	190
Class C (e)	275,873	12,378
Class C (e)	13,793	459
Sirius XM Holdings, Inc. (e)	4,073,529	15,541
		48,599

TOTAL CONSUMER DISCRETIONARY		303,484

ENERGY - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Western Refining, Inc.	772,344	33,226
FINANCIALS - 4.7%
Banks - 3.8%
Citigroup, Inc.	1,545,034	82,628
Insurance - 0.9%
MetLife, Inc.	369,100	18,492

TOTAL FINANCIALS		101,120

HEALTH CARE - 1.0%
Health Care Providers & Services - 1.0%
Tenet Healthcare Corp. (e)	425,202	20,933
INDUSTRIALS - 4.2%
Aerospace & Defense - 0.6%
Textron, Inc.	267,361	10,374
United Technologies Corp.	23,444	2,148
		12,522
Airlines - 1.7%
United Continental Holdings, Inc. (e)	623,910	35,544
Building Products - 0.2%
Allegion PLC	57,913	3,452
Machinery - 0.7%
Ingersoll-Rand PLC	173,739	9,606
Terex Corp.	251,791	5,874
		15,480
Road & Rail - 1.0%
Hertz Global Holdings, Inc. (e)	1,206,637	22,238

TOTAL INDUSTRIALS		89,236

INFORMATION TECHNOLOGY - 1.5%
Electronic Equipment & Components - 0.1%
TTM Technologies, Inc. (e)	388,047	2,646
Semiconductors & Semiconductor Equipment - 0.6%
ON Semiconductor Corp. (e)	1,435,900	13,720
Technology Hardware, Storage & Peripherals - 0.8%
EMC Corp.	574,571	14,290
NetApp, Inc.	76,367	2,441
		16,731

TOTAL INFORMATION TECHNOLOGY		33,097

TELECOMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 4.5%
Level 3 Communications, Inc. (e)	2,181,015	97,557
TOTAL COMMON STOCKS
(Cost $546,646)		678,653

Convertible Preferred Stocks - 30.8%
CONSUMER STAPLES - 4.2%
Food Products - 4.2%
Bunge Ltd. 4.875% (e)	237,000	23,063
Post Holdings, Inc.:
3.75% (a)(e)	100,000	14,106
Series C, 2.50% (a)(e)	100,000	12,381
Tyson Foods, Inc. 4.75% (e)	800,000	41,168
		90,718
ENERGY - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Anadarko Petroleum Corp. 7.50% (e)	264,000	12,052
Chesapeake Energy Corp. Series A, 5.75% (a)(e)	50,700	23,702
		35,754
FINANCIALS - 12.7%
Banks - 11.5%
Bank of America Corp. Series L, 7.25% (g)	74,135	81,921
Huntington Bancshares, Inc. 8.50% (e)	2,100	2,783
Wells Fargo & Co. 7.50%	137,632	162,268
		246,972
Real Estate Investment Trusts - 1.2%
American Tower Corp. Series A, 5.25% (e)	50,100	5,142
Crown Castle International Corp. 4.50%	72,900	7,610
Weyerhaeuser Co. Series A, 6.375%	271,200	13,306
		26,058

TOTAL FINANCIALS		273,030

HEALTH CARE - 6.7%
Health Care Providers & Services - 1.6%
Anthem, Inc. 5.25% (e)	712,000	34,710
Pharmaceuticals - 5.1%
Allergan PLC 5.50%	105,500	108,342

TOTAL HEALTH CARE		143,052

INDUSTRIALS - 0.6%
Road & Rail - 0.6%
Genesee & Wyoming, Inc. 5.00% (e)	137,000	13,237
MATERIALS - 1.0%
Metals & Mining - 1.0%
Alcoa, Inc. Series 1, 5.375% (e)	400,000	14,040
ArcelorMittal SA 6.00% (e)	568,500	7,319
		21,359
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 1.4%
Frontier Communications Corp. Series A 11.125% (e)	302,100	30,452
Wireless Telecommunication Services - 1.3%
T-Mobile U.S., Inc. Series A 5.50%	397,500	27,431

TOTAL TELECOMMUNICATION SERVICES		57,883

UTILITIES - 1.2%
Electric Utilities - 0.3%
Exelon Corp. 6.50%	171,500	7,767
Independent Power and Renewable Electricity Producers - 0.9%
Dynegy, Inc. 5.375%	200,000	18,710

TOTAL UTILITIES		26,477

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $670,371)		661,510

Money Market Funds - 2.6%
Fidelity Cash Central Fund, 0.15% (h)
(Cost $55,334)	55,333,593	55,334
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $2,012,746)		2,139,553
NET OTHER ASSETS (LIABILITIES) - 0.3%		6,033
NET ASSETS - 100%		$2,145,586

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $265,616,000 or 12.4% of net assets.

 (b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Non-income producing

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,000 or 0.0% of net assets.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$1

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$199
Fidelity Securities Lending Cash Central Fund	0
Total	$199
Values shown as $0 may reflect amnounts less than $500.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$303,484	$303,476	$8	$--
Consumer Staples	90,718	41,168	49,550	--
Energy	68,980	45,278	23,702	--
Financials	374,150	360,844	13,306	--
Health Care	163,985	129,275	34,710	--
Industrials	102,473	89,236	13,237	--
Information Technology	33,097	33,097	--	--
Materials	21,359	14,040	7,319	--
Telecommunication Services	155,440	155,440	--	--
Utilities	26,477	26,477	--	--
Corporate Bonds	744,056	--	744,056	--
Money Market Funds	55,334	55,334	--	--
Total Investments in Securities:	$2,139,553	$1,253,665	$885,888	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Income Tax Information

At August 31, 2015, the cost of investment securities for income tax purposes was $2,021,876,000. Net unrealized appreciation aggregated $117,677,000, of which $349,862,000 related to appreciated investment securities and $232,185,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Independence Fund

August 31, 2015

1.805765.111
FRE-QTLY-1015

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 25.7%
Auto Components - 1.2%
Delphi Automotive PLC	697,300	$52,660
Automobiles - 2.1%
Ford Motor Co.	3,473,200	48,173
General Motors Co.	1,543,300	45,435
		93,608
Hotels, Restaurants & Leisure - 2.9%
Chipotle Mexican Grill, Inc. (a)	125,100	88,822
Fiesta Restaurant Group, Inc. (a)	337,400	17,423
Hilton Worldwide Holdings, Inc.	400,000	9,932
Papa John's International, Inc.	216,600	14,566
		130,743
Household Durables - 6.1%
Barratt Developments PLC	2,314,400	22,712
Bellway PLC	400,000	15,277
D.R. Horton, Inc.	2,005,400	60,904
Harman International Industries, Inc.	386,500	37,777
KB Home (b)	3,037,509	44,500
Newell Rubbermaid, Inc.	293,900	12,382
PulteGroup, Inc.	2,620,000	54,208
Taylor Morrison Home Corp. (a)	400,000	7,980
Taylor Wimpey PLC	4,000,000	12,356
		268,096
Internet & Catalog Retail - 2.8%
Amazon.com, Inc. (a)	98,100	50,315
Priceline Group, Inc. (a)	49,300	61,558
Vipshop Holdings Ltd. ADR (a)	600,000	10,794
		122,667
Leisure Products - 0.3%
Vista Outdoor, Inc. (a)	300,000	14,028
Media - 2.5%
ITV PLC	5,909,100	22,687
Liberty Global PLC Class C (a)	305,800	13,721
Liberty LiLac Group Class C (a)	10,290	342
Naspers Ltd. Class N	239,500	31,048
Time Warner, Inc.	578,400	41,124
		108,922
Multiline Retail - 1.1%
Burlington Stores, Inc. (a)	393,900	20,912
Macy's, Inc.	447,700	26,240
		47,152
Specialty Retail - 3.8%
Cabela's, Inc. Class A (a)(b)	443,200	19,931
Home Depot, Inc.	546,300	63,622
Lowe's Companies, Inc.	743,400	51,421
TJX Companies, Inc.	489,000	34,386
		169,360
Textiles, Apparel & Luxury Goods - 2.9%
Michael Kors Holdings Ltd. (a)	1,920,547	83,467
Pandora A/S	200,000	23,108
VF Corp.	303,000	21,946
		128,521

TOTAL CONSUMER DISCRETIONARY		1,135,757

CONSUMER STAPLES - 3.6%
Beverages - 2.4%
Monster Beverage Corp. (a)	751,600	104,067
Food & Staples Retailing - 0.8%
CVS Health Corp.	338,300	34,642
Food Products - 0.0%
Blue Buffalo Pet Products, Inc. (a)	20,900	534
Tobacco - 0.4%
Imperial Tobacco Group PLC	393,940	19,096

TOTAL CONSUMER STAPLES		158,339

ENERGY - 2.1%
Energy Equipment & Services - 0.1%
Independence Contract Drilling, Inc.	371,900	2,577
Oil, Gas & Consumable Fuels - 2.0%
Anadarko Petroleum Corp.	124,500	8,912
Chevron Corp.	250,000	20,248
Cimarex Energy Co.	125,000	13,814
Continental Resources, Inc. (a)	554,100	17,787
EOG Resources, Inc.	264,900	20,744
GasLog Ltd.	599,900	8,333
		89,838

TOTAL ENERGY		92,415

FINANCIALS - 6.3%
Banks - 1.7%
Bank of America Corp.	4,679,000	76,455
Capital Markets - 2.8%
BlackRock, Inc. Class A	120,800	36,538
Morgan Stanley	1,322,500	45,560
The Blackstone Group LP	1,304,600	44,683
		126,781
Consumer Finance - 0.9%
Springleaf Holdings, Inc. (a)	869,000	38,896
Diversified Financial Services - 0.9%
McGraw Hill Financial, Inc.	405,900	39,368

TOTAL FINANCIALS		281,500

HEALTH CARE - 29.4%
Biotechnology - 18.5%
Acorda Therapeutics, Inc. (a)	649,800	20,774
Actelion Ltd.	156,854	21,419
Alexion Pharmaceuticals, Inc. (a)	493,700	85,010
Alnylam Pharmaceuticals, Inc. (a)	97,661	10,050
Amgen, Inc.	320,100	48,585
Amicus Therapeutics, Inc. (a)	576,000	8,283
ARIAD Pharmaceuticals, Inc. (a)(b)	1,082,600	10,220
BioCryst Pharmaceuticals, Inc. (a)	1,291,690	15,035
BioMarin Pharmaceutical, Inc. (a)	290,000	37,480
bluebird bio, Inc. (a)	7,200	958
Celgene Corp. (a)	1,167,600	137,870
Celldex Therapeutics, Inc. (a)	268,800	3,989
Clovis Oncology, Inc. (a)	139,600	10,869
Dyax Corp. (a)	400,000	9,208
Genmab A/S (a)	300,000	26,949
Gilead Sciences, Inc.	1,243,600	130,665
Intercept Pharmaceuticals, Inc. (a)(b)	201,600	38,256
Medivation, Inc. (a)	1,022,600	90,050
Medy-Tox, Inc.	20,000	8,609
Novavax, Inc. (a)	900,000	9,693
Puma Biotechnology, Inc. (a)	94,210	8,660
Regeneron Pharmaceuticals, Inc. (a)	48,300	24,802
TESARO, Inc. (a)	200,000	10,296
United Therapeutics Corp. (a)	193,300	29,115
Vertex Pharmaceuticals, Inc. (a)	150,000	19,128
vTv Therapeutics, Inc. Class A	325,000	2,834
		818,807
Health Care Equipment & Supplies - 0.3%
Innocoll AG ADR (a)	823,381	10,482
Neovasc, Inc. (a)	600,000	3,396
		13,878
Health Care Providers & Services - 1.6%
Express Scripts Holding Co. (a)	579,800	48,471
HCA Holdings, Inc. (a)	245,100	21,231
		69,702
Life Sciences Tools & Services - 0.2%
Illumina, Inc. (a)	48,500	9,584
Pharmaceuticals - 8.8%
AbbVie, Inc.	150,000	9,362
Achaogen, Inc. (a)	216,300	1,492
Akorn, Inc. (a)	442,400	17,603
Allergan PLC (a)	314,100	95,405
Bristol-Myers Squibb Co.	678,000	40,321
Jazz Pharmaceuticals PLC (a)	252,500	42,627
Mallinckrodt PLC (a)	409,600	35,324
Ocular Therapeutix, Inc. (a)	957,100	16,864
Pacira Pharmaceuticals, Inc. (a)(b)	459,000	26,415
Relypsa, Inc. (a)	291,600	6,695
Shire PLC	235,100	18,182
Supernus Pharmaceuticals, Inc. (a)	400,000	7,260
Tetraphase Pharmaceuticals, Inc. (a)	492,400	21,375
Valeant Pharmaceuticals International, Inc. (Canada) (a)	212,860	49,346
		388,271

TOTAL HEALTH CARE		1,300,242

INDUSTRIALS - 11.0%
Aerospace & Defense - 3.3%
Huntington Ingalls Industries, Inc.	290,000	32,648
The Boeing Co.	759,200	99,212
TransDigm Group, Inc. (a)	50,000	11,492
		143,352
Airlines - 7.2%
American Airlines Group, Inc.	2,729,600	106,400
Delta Air Lines, Inc.	1,605,975	70,310
Southwest Airlines Co.	2,317,400	85,049
United Continental Holdings, Inc. (a)	1,006,300	57,329
		319,088
Construction & Engineering - 0.1%
Hyundai Industrial Development & Construction Co.	100,000	5,065
Professional Services - 0.4%
Robert Half International, Inc.	344,700	17,590

TOTAL INDUSTRIALS		485,095

INFORMATION TECHNOLOGY - 20.1%
Communications Equipment - 0.5%
Arista Networks, Inc. (a)(b)	281,100	21,023
Internet Software & Services - 7.0%
58.com, Inc. ADR (a)	339,600	15,438
Akamai Technologies, Inc. (a)	200,000	14,262
Alibaba Group Holding Ltd. sponsored ADR	491,500	32,498
Baidu.com, Inc. sponsored ADR (a)	75,000	11,044
Cornerstone OnDemand, Inc. (a)	258,600	9,242
Facebook, Inc. Class A (a)	979,540	87,600
Google, Inc. Class A (a)	147,200	95,359
Just Dial Ltd.	300,000	3,819
Tencent Holdings Ltd.	2,565,500	42,964
		312,226
IT Services - 3.4%
FleetCor Technologies, Inc. (a)	100,000	14,916
MasterCard, Inc. Class A	411,800	38,038
PayPal Holdings, Inc. (a)	150,000	5,250
Visa, Inc. Class A	1,286,900	91,756
		149,960
Semiconductors & Semiconductor Equipment - 2.9%
Avago Technologies Ltd.	220,800	27,814
NXP Semiconductors NV (a)	1,064,600	90,118
Qorvo, Inc. (a)	197,000	10,935
		128,867
Software - 1.7%
Adobe Systems, Inc. (a)	567,400	44,581
Fleetmatics Group PLC (a)	300,000	13,428
King Digital Entertainment PLC (b)	776,000	10,344
Mobileye NV (a)(b)	123,400	6,980
		75,333
Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.	1,702,900	192,018
Nimble Storage, Inc. (a)	400,774	10,685
		202,703

TOTAL INFORMATION TECHNOLOGY		890,112

MATERIALS - 0.9%
Chemicals - 0.9%
CF Industries Holdings, Inc.	125,000	7,173
LyondellBasell Industries NV Class A	150,000	12,807
The Dow Chemical Co.	500,000	21,880
		41,860
UTILITIES - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
Dynegy, Inc. (a)	655,645	16,883
TOTAL COMMON STOCKS
(Cost $3,328,627)		4,402,203

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 0.15% (c)	2,418,538	2,419
Fidelity Securities Lending Cash Central Fund, 0.19% (c)(d)	85,530,400	85,530
TOTAL MONEY MARKET FUNDS
(Cost $87,949)		87,949
TOTAL INVESTMENT PORTFOLIO - 101.5%
(Cost $3,416,576)		4,490,152
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(67,064)
NET ASSETS - 100%		$4,423,088

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$33
Fidelity Securities Lending Cash Central Fund	1,160
Total	$1,193

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$1,135,757	$1,135,757	$--	$--
Consumer Staples	158,339	158,339	--	--
Energy	92,415	92,415	--	--
Financials	281,500	281,500	--	--
Health Care	1,300,242	1,282,060	18,182	--
Industrials	485,095	485,095	--	--
Information Technology	890,112	847,148	42,964	--
Materials	41,860	41,860	--	--
Utilities	16,883	16,883	--	--
Money Market Funds	87,949	87,949	--	--
Total Investments in Securities:	$4,490,152	$4,429,006	$61,146	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At August 31, 2015, the cost of investment securities for income tax purposes was $3,421,243,000. Net unrealized appreciation aggregated $1,068,909,000, of which $1,238,456,000 related to appreciated investment securities and $169,547,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Equity Dividend Income Fund

August 31, 2015

1.805774.111
EII-QTLY-1015

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
		Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.6%
Automobiles - 1.6%
Ford Motor Co.		3,313,300	$45,955
General Motors Co.		1,231,900	36,267
			82,222
Hotels, Restaurants & Leisure - 1.0%
DineEquity, Inc.		159,000	15,185
Sonic Corp.		169,100	4,566
Wyndham Worldwide Corp.		387,800	29,659
			49,410
Media - 0.2%
ITV PLC		3,209,300	12,322
Multiline Retail - 1.6%
Target Corp.		1,019,200	79,202
Specialty Retail - 1.4%
Foot Locker, Inc.		462,500	32,740
Home Depot, Inc.		184,500	21,487
L Brands, Inc.		78,100	6,553
Staples, Inc.		664,600	9,444
			70,224
Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc.		192,493	5,823
VF Corp.		457,800	33,158
			38,981

TOTAL CONSUMER DISCRETIONARY			332,361

CONSUMER STAPLES - 10.8%
Beverages - 2.2%
Anheuser-Busch InBev SA NV ADR		263,700	28,720
Constellation Brands, Inc. Class A (sub. vtg.)		123,300	15,782
Molson Coors Brewing Co. Class B		395,400	26,923
SABMiller PLC		248,700	11,655
The Coca-Cola Co.		673,300	26,474
			109,554
Food & Staples Retailing - 2.5%
CVS Health Corp.		915,800	93,778
Walgreens Boots Alliance, Inc.		371,400	32,145
			125,923
Food Products - 0.9%
ConAgra Foods, Inc.		1,124,200	46,857
Household Products - 2.7%
Procter & Gamble Co.		1,602,605	113,256
Reckitt Benckiser Group PLC		276,800	24,252
			137,508
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A		240,300	19,169
Tobacco - 2.1%
Imperial Tobacco Group PLC		650,536	31,535
Japan Tobacco, Inc.		748,700	26,608
Reynolds American, Inc.		460,000	38,525
Universal Corp.		144,676	7,120
			103,788

TOTAL CONSUMER STAPLES			542,799

ENERGY - 10.8%
Energy Equipment & Services - 1.2%
Frank's International NV		638,600	10,416
Schlumberger Ltd.		634,300	49,076
			59,492
Oil, Gas & Consumable Fuels - 9.6%
Chevron Corp.		1,611,770	130,537
Energy Transfer Equity LP		862,400	24,190
Energy Transfer Partners LP		380,100	18,678
Enterprise Products Partners LP		1,148,800	32,293
Enviva Partners LP		23,969	313
Exxon Mobil Corp.		1,457,456	109,659
Husky Energy, Inc. (a)		1,265,000	22,529
Kinder Morgan, Inc.		1,579,100	51,179
Markwest Energy Partners LP		257,800	14,532
Suncor Energy, Inc.		1,333,100	37,756
Western Gas Partners LP		301,600	17,743
Williams Partners LP		569,894	22,710
			482,119

TOTAL ENERGY			541,611

FINANCIALS - 29.8%
Banks - 13.7%
Bank of America Corp.		3,621,400	59,174
Community Trust Bancorp, Inc.		302,720	10,625
CVB Financial Corp.		792,300	12,875
JPMorgan Chase & Co.		3,169,322	203,147
Nordea Bank AB		1,200,000	14,203
PacWest Bancorp		432,488	18,441
Prosperity Bancshares, Inc.		229,800	11,874
Regions Financial Corp.		3,278,400	31,440
SunTrust Banks, Inc.		530,600	21,420
Svenska Handelsbanken AB (A Shares)		1,187,100	17,738
U.S. Bancorp		2,451,000	103,800
Valley National Bancorp		1,229,800	11,634
Wells Fargo & Co.		3,271,808	174,486
			690,857
Capital Markets - 4.1%
Ares Capital Corp.		1,250,400	19,719
BlackRock, Inc. Class A		196,000	59,284
KKR & Co. LP		2,030,800	38,768
The Blackstone Group LP		2,515,200	86,146
			203,917
Consumer Finance - 1.2%
Capital One Financial Corp.		777,800	60,474
Insurance - 6.9%
ACE Ltd.		853,000	87,142
First American Financial Corp.		801,800	31,158
MetLife, Inc.		1,170,529	58,644
Principal Financial Group, Inc.		745,700	37,546
Prudential Financial, Inc.		225,500	18,198
The Chubb Corp.		628,808	75,966
The Travelers Companies, Inc.		367,200	36,555
			345,209
Real Estate Investment Trusts - 3.9%
Care Capital Properties, Inc.		81,250	2,583
Crown Castle International Corp.		249,200	20,781
Liberty Property Trust (SBI)		462,100	14,205
Parkway Properties, Inc.		859,300	13,611
Simon Property Group, Inc.		110,200	19,761
UDR, Inc.		612,900	19,797
Urban Edge Properties		493,200	10,313
Ventas, Inc.		659,300	36,275
Weyerhaeuser Co.		1,095,039	30,595
WP Carey, Inc.		451,300	25,936
			193,857

TOTAL FINANCIALS			1,494,314

HEALTH CARE - 11.9%
Biotechnology - 0.6%
Amgen, Inc.		190,700	28,944
Health Care Equipment & Supplies - 2.2%
Medtronic PLC		1,570,564	113,536
Pharmaceuticals - 9.1%
AbbVie, Inc.		869,000	54,234
Bristol-Myers Squibb Co.		773,100	45,976
Eli Lilly & Co.		790,500	65,098
Johnson & Johnson		1,864,366	175,213
Sanofi SA sponsored ADR		1,119,900	54,786
Teva Pharmaceutical Industries Ltd. sponsored ADR		952,900	61,376
			456,683

TOTAL HEALTH CARE			599,163

INDUSTRIALS - 6.7%
Aerospace & Defense - 1.0%
The Boeing Co.		112,800	14,741
United Technologies Corp.		382,730	35,062
			49,803
Air Freight & Logistics - 1.1%
United Parcel Service, Inc. Class B		553,700	54,069
Airlines - 0.1%
Copa Holdings SA Class A		106,000	5,435
Electrical Equipment - 0.6%
Eaton Corp. PLC		524,500	29,928
Industrial Conglomerates - 3.7%
3M Co.		102,700	14,598
General Electric Co.		6,776,497	168,193
			182,791
Machinery - 0.2%
Deere & Co.		143,400	11,727

TOTAL INDUSTRIALS			333,753

INFORMATION TECHNOLOGY - 12.7%
Communications Equipment - 2.5%
Cisco Systems, Inc.		3,498,800	90,549
QUALCOMM, Inc.		612,000	34,627
			125,176
IT Services - 3.5%
Accenture PLC Class A		290,100	27,348
Fidelity National Information Services, Inc.		846,500	58,459
IBM Corp.		312,700	46,245
Paychex, Inc.		930,000	41,534
			173,586
Semiconductors & Semiconductor Equipment - 1.5%
Cypress Semiconductor Corp.		864,700	8,647
Intel Corp.		889,000	25,372
Maxim Integrated Products, Inc.		1,206,000	40,606
			74,625
Software - 2.4%
Microsoft Corp.		2,142,326	93,234
Oracle Corp.		810,200	30,050
			123,284
Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.		345,200	38,925
EMC Corp.		2,459,855	61,177
Hewlett-Packard Co.		1,445,800	40,569
			140,671

TOTAL INFORMATION TECHNOLOGY			637,342

MATERIALS - 1.6%
Chemicals - 1.2%
E.I. du Pont de Nemours & Co.		358,400	18,458
LyondellBasell Industries NV Class A		258,700	22,088
Potash Corp. of Saskatchewan, Inc.		758,100	19,742
			60,288
Paper & Forest Products - 0.4%
International Paper Co.		498,300	21,497

TOTAL MATERIALS			81,785

TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.		3,050,400	101,273
UTILITIES - 3.8%
Electric Utilities - 3.8%
American Electric Power Co., Inc.		727,077	39,473
Exelon Corp.		744,900	22,913
IDACORP, Inc.		490,600	29,127
PPL Corp.		1,527,400	47,334
Xcel Energy, Inc.		1,510,700	50,956
			189,803
TOTAL COMMON STOCKS
(Cost $4,508,512)			4,854,204
		Principal Amount (000s)(b)	Value (000s)

Preferred Securities - 0.1%
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Baggot Securities Ltd. 10.24% (Cost $3,348)(c)(d)	EUR	2,180	2,630
		Shares	Value (000s)

Money Market Funds - 4.0%
Fidelity Cash Central Fund, 0.15% (e)		184,665,639	184,666
Fidelity Securities Lending Cash Central Fund, 0.19% (e)(f)		18,550,000	18,550
TOTAL MONEY MARKET FUNDS
(Cost $203,216)			203,216
TOTAL INVESTMENT PORTFOLIO - 100.8%
(Cost $4,715,076)			5,060,050
NET OTHER ASSETS (LIABILITIES) - (0.8)%			(38,549)
NET ASSETS - 100%			$5,021,501

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Amount is stated in United States dollars unless otherwise noted.

 (c) Security is perpetual in nature with no stated maturity date.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,630,000 or 0.1% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$159
Fidelity Securities Lending Cash Central Fund	309
Total	$468

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$332,361	$332,361	$--	$--
Consumer Staples	542,799	491,939	50,860	--
Energy	541,611	541,611	--	--
Financials	1,494,314	1,494,314	--	--
Health Care	599,163	599,163	--	--
Industrials	333,753	333,753	--	--
Information Technology	637,342	637,342	--	--
Materials	81,785	81,785	--	--
Telecommunication Services	101,273	101,273	--	--
Utilities	189,803	189,803	--	--
Preferred Securities	2,630	--	2,630	--
Money Market Funds	203,216	203,216	--	--
Total Investments in Securities:	$5,060,050	$5,006,560	$53,490	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At August 31, 2015, the cost of investment securities for income tax purposes was $4,722,620,000. Net unrealized appreciation aggregated $337,430,000, of which $619,997,000 related to appreciated investment securities and $282,567,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Financial Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Financial Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 29, 2015

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 29, 2015